FRANKLIN TEMPLETON INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906

July 2, 2009

Filed Via EDGAR (CIK #0000757010)
Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549

RE:   FRANKLIN TAX-FREE TRUST
        File Nos. 002-94222 and 811-04149

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 29, 2009.

Sincerely yours,

FRANKLIN TAX-FREE TRUST

/s/ David P. Goss
Senior Associate General Counsel

DPG/jg

cc: Bruce G. Leto, Esq.